Capital disclosures	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital disclosures	Capital disclosures:
The Company’s objective in managing liquidity and capital is to safeguard the Company’s ability to continue as a going concern and to provide financial capacity and flexibility to meet its strategic objectives, with a focus on cash preservation and liquidity.

As at	Dec 31 2020	Dec 31 2019
Liquidity:
Cash and cash equivalents	$833,841	$416,763
Undrawn credit facilities	300,000	300,000
Undrawn G3 construction facilities	627,000	800,000
Total liquidity	$1,760,841	$1,516,763
Capitalization:
G3 construction facility	$176,335	$—
Unsecured notes, including current portion	1,979,125	1,535,662
Egypt limited recourse debt facilities, including current portion	46,948	75,165
Other limited recourse debt facilities, including current portion	160,964	158,026
Total debt	2,363,372	1,768,853
Non-controlling interests	292,357	298,675
Shareholders’ equity	1,149,100	1,331,685
Total capitalization	$3,804,829	$3,399,213
Total debt to capitalization[1]	62%	52%
Net debt to capitalization[2]	51%	45%
[1]     Total debt (including 100% of Egypt and Other limited recourse debt facilities) divided by total capitalization.
[2]     Total debt (including 100% of Egypt and Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.

The Company manages its liquidity and capital structure and makes adjustments to it in light of changes to economic conditions, the underlying risks inherent in its operations and capital requirements to maintain and grow its operations. The strategies employed by the Company may include the issue or repayment of general corporate debt, the issue of project debt, private placements by limited recourse subsidiaries, the issue of equity, the payment of dividends and the repurchase of shares.
The Company is not subject to any statutory capital requirements and has no commitments to sell or otherwise issue common shares except pursuant to outstanding employee stock options.
During the year ended December 31, 2020, the Company drew down $173 million (excluding finance fees) of the $800 million non-revolving construction facility for the Geismar 3 project. As at December 31, 2020, the Company has access to the $300 million committed revolving credit facility, and both credit facilities are with a syndicate of highly rated financial institutions, expiring in July 2024. The credit facilities are subject to certain financial covenants (note 8).